Income Taxes (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Gross deferred tax assets	$ 28,400	$ 22,300	$ 11,500
Net operating loss carry-forwards	$ 135,000	$ 106,000	$ 54,600